Investment in joint ventures and associates - Investments in joint ventures and associates accounted for using the equity method of accounting (Details)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
W Service Networks Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Freight & staffing services		Freight & staffing services
Percentage of ownership		4.90%		4.90%	4.90%
Location		Korea		Korea
Financial statements as of		Nov. 30, 2024
Description of reason why using different reporting date or period for associate		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of nature of entity's relationship with associate		Most of the significant business transactions of associates are with the Group as of December 31, 2023 and 2024.		Most of the significant business transactions of associates are with the Group as of December 31, 2023 and 2024.
Korea Credit Bureau Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Credit information		Credit information
Percentage of ownership		9.90%		9.90%	9.90%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
Korea Finance Security Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Security service		Security service
Percentage of ownership		15.00%		15.00%	15.00%
Location		Korea		Korea
Financial statements as of		Nov. 30, 2024
Description of reason why using different reporting date or period for associate		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of nature of entity's relationship with associate		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
Wongwang Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Wholesale and real estate		Wholesale and real estate
Percentage of ownership		29.00%		29.00%
Location		Korea		Korea
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2023 and 2024.		There is no investment balance as of December 31, 2023 and 2024.
Sejin construction Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Construction		Construction
Percentage of ownership		29.60%		29.60%
Location		Korea		Korea
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2023 and 2024.		There is no investment balance as of December 31, 2023 and 2024.
ARES-TECH Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Electronic component manufacturing		Electronic component manufacturing
Percentage of ownership		23.40%		23.40%
Location		Korea		Korea
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2023 and 2024.		There is no investment balance as of December 31, 2023 and 2024.
Beomgyo.,Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Telecommunication equipment retail sales		Telecommunication equipment retail sales
Percentage of ownership		23.10%		23.10%
Location		Korea		Korea
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2023 and 2024.		There is no investment balance as of December 31, 2023 and 2024.
NK Eng Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Manufacturing		Manufacturing
Percentage of ownership		23.10%		23.10%
Location		Korea		Korea
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2023 and 2024.		There is no investment balance as of December 31, 2023 and 2024.
K BANK Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Finance		Finance
Percentage of ownership		12.00%	[1]	12.60%	12.60%	[1]
Location		Korea		Korea
Financial statements as of		Nov. 30, 2024
Description of reason why using different reporting date or period for associate		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
Partner One Value Up I Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		23.30%		23.30%	23.30%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		20.00%		20.00%	20.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		25.00%		25.00%	25.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024
LOTTE CARD Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Credit card and installment financing		Credit card and installment financing
Percentage of ownership	[1]	20.00%		20.00%	20.00%
Location		Korea		Korea
Financial statements as of		Sep. 30, 2024
Description of reason why using different reporting date or period for associate		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Union Technology Finance Investment Association
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		29.70%		29.70%	29.70%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024
Dicustody Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other information technology and computer operation related services		Other information technology and computer operation related services
Percentage of ownership		0.00%		1.00%	1.00%
Location		Korea		Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
Description of nature of entity's relationship with associate		It was excluded from associates in current year.		It was excluded from associates in current year.
Orient Shipyard Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Manufacture of sections for ships		Manufacture of sections for ships
Percentage of ownership		22.70%		22.70%	22.70%
Location		Korea		Korea
Financial statements as of		Sep. 30, 2024
Description of reason why using different reporting date or period for associate		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2023 and 2024.		There is no investment balance as of December 31, 2023 and 2024.
Joongang Network Solution Co.,Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other information technology and computer operation related services		Other information technology and computer operation related services
Percentage of ownership		0.00%		25.30%
Location		Korea		Korea
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2023 and 2024.		There is no investment balance as of December 31, 2023 and 2024.
Win Mortgage Co.,LTd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		4.50%		4.50%
Location		Korea		Korea
Financial statements as of		Sep. 30, 2024
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It was added to associates in current period.		It was added to associates in current period.
Description of nature of entity's relationship with associate		Most of the significant business transactions of associates are with the Group as of December 31, 2023 and 2024.		Most of the significant business transactions of associates are with the Group as of December 31, 2023 and 2024.
Samsung Together Korea IPPF private securities investment trust 3 [Equity-FoFs]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024
BTS 2nd Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		20.00%		20.00%	20.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024
STASSETS FUND III
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		28.30%		28.30%	28.30%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024
SF CREDIT PARTNERS, LLC
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		10.00%		10.00%
Location		United States		United States
Financial statements as of		Dec. 31, 2024
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
Dongwoo C & C Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Construction		Construction
Percentage of ownership		23.20%		24.50%
Location		Korea		Korea
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2023 and 2024.		There is no investment balance as of December 31, 2023 and 2024.
G2 Collection Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Wholesale and retail sales		Wholesale and retail sales
Percentage of ownership		28.90%		29.20%
Location		Korea		Korea
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2023 and 2024.		There is no investment balance as of December 31, 2023 and 2024.
Japanese Hotel Real Estate Private Equity Fund No.2
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		19.90%		19.90%	19.90%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori Seoul Beltway Private Special Asset Fund No.1
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Trust and collective investment		Trust and collective investment
Percentage of ownership		25.00%		25.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori General Private Securities Investment Trust (Bond) No.1
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Collective investment business		Collective investment business
Percentage of ownership		0.00%		25.00%
Location		Korea		Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Description of nature of entity's relationship with associate		It was excluded from associates in current year.		It was excluded from associates in current year.
Woori Short-term Bond Securities Investment Trust(Bond) ClassC-F
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Collective investment business		Collective investment business
Percentage of ownership		0.00%		15.00%	27.90%
Location		Korea		Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Description of nature of entity's relationship with associate		It was excluded from associates in current year.		It was excluded from associates in current year.
Woori Safe Plus General Type Private Investment Trust S-8(Bond)
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Collective investment business		Collective investment business
Percentage of ownership		0.00%		9.10%	9.20%
Location		Korea		Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Description of nature of entity's relationship with associate		It was excluded from associates in current year.		In the event of liquidation, if the distribution payments made or to be made to the cooperative members are less than their contributions, an agreement has been made whereby the shortage will be covered, up to a certain amount within the investment, giving priority to specific shareholders over others.
Woori General Private Securities Investment Trust(Bond) No.2
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Collective investment business		Collective investment business
Percentage of ownership		0.00%		27.30%
Location		Korea		Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Description of nature of entity's relationship with associate		It was excluded from associates in current year.		It was excluded from associates in current year.
Woori Smart General Private Equity Investment Trust 1(bond)
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Collective investment business		Collective investment business
Percentage of ownership		28.60%		28.60%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori General Private Securities Investment Trust(Bond) No.3
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Collective investment business		Collective investment business
Percentage of ownership		0.00%		27.80%
Location		Korea		Korea
Woori Asset Global Partnership Fund No.5
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Collective investment business		Collective investment business
Percentage of ownership		57.70%		57.70%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024
Woori Short Term Government and Special Bank Bond Active ETF
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Collective investment business		Collective investment business
Percentage of ownership		0.00%		20.80%
Location		Korea		Korea
Woori 25-09 Corporate Bond(AA- or higher) Active ETF
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Collective investment business		Collective investment business
Percentage of ownership		0.00%		29.30%
Location		Korea		Korea
Woori General Private Securities Investment Trust No. 5 (Bond)
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Collective investment business		Collective investment business
Percentage of ownership		28.60%		0.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It was added to associates in current period.		It was added to associates in current period.
Woori Big Satisfaction General Private Securities Investment Trust No. 3 (Bond)
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Collective investment business		Collective investment business
Percentage of ownership		9.10%		0.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It was added to associates in current period.		It was added to associates in current period.
Woori General Private Securities Investment Trust No. 6 (Bond)
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Collective investment business		Collective investment business
Percentage of ownership		28.60%		0.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024
Woori Big Satisfaction Corporation MMF No. 1 (Government Bond)
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Collective investment business		Collective investment business
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It was added to associates in current period.		It was added to associates in current period.
Description of nature of entity's relationship with associate		It was excluded from associates in current year.		It was excluded from associates in current year.
Woori General Private Securities Investment Trust No. 7 (Bond)
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Collective investment business		Collective investment business
Percentage of ownership		28.60%		0.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024
Woori Smart General Private Equity Investment Trust No.1(bond)
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Collective investment business		Collective investment business
Percentage of ownership		28.40%		0.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024
Woori Future Energy Private Special Asset Investment Trust(General) No.1
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Collective investment business		Collective investment business
Percentage of ownership		16.00%		0.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024
WOORI TAERIM 1st Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Financial Capital Co., Ltd.		Woori Financial Capital Co., Ltd.
Main business		Other financial services
Percentage of ownership		25.60%		25.60%	25.60%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024
Portone-Cape Fund No.1
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Financial Capital Co., Ltd.		Woori Financial Capital Co., Ltd.
Main business		Other financial services
Percentage of ownership		20.00%		20.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024
DeepDive WOORI 2021-1 Financial Investment Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Financial Capital Co., Ltd.		Woori Financial Capital Co., Ltd.
Main business		Other financial services
Percentage of ownership		0.00%		11.90%
Location		Korea		Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group can participate as a co-operator to exert significant influence.		The Group can participate as a co-operator to exert significant influence.
Darwin Green Packaging Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Financial Capital Co., Ltd.		Woori Financial Capital Co., Ltd.
Main business		Other financial services
Percentage of ownership		20.40%		20.40%	20.40%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024
Koreawide partners 2nd Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Financial Capital Co., Ltd.		Woori Financial Capital Co., Ltd.
Main business		Other financial services
Percentage of ownership		26.70%		26.70%	26.70%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024
Woori FirstValue Private Real Estate Fund No.2
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Investment Securities Co., Ltd.		Woori Investment Securities Co., Ltd.
Main business		Real estate business		Real estate business
Percentage of ownership		12.00%		12.00%	12.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Investment Securities Co., Ltd.		Woori Investment Securities Co., Ltd.
Main business		Investment trust and discretionary investment business		Investment trust and discretionary investment business
Percentage of ownership		0.00%		0.10%	0.10%
Location		Korea		Korea
Woori Together TDF 2025
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Asset Management Co. Ltd.		Woori Asset Management Co. Ltd.
Main business		Collective investment business		Collective investment business
Percentage of ownership		24.70%		0.00%	23.60%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024
Woori Together TDF 2030
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Asset Management Co. Ltd.		Woori Asset Management Co. Ltd.
Main business		Collective investment business		Collective investment business
Percentage of ownership		22.20%		28.00%	23.80%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024
Woori Together OCIO Target Return Feeder fund (Balance Bond)
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Asset Management Co. Ltd.		Woori Asset Management Co. Ltd.
Main business		Collective investment business		Collective investment business
Percentage of ownership		0.00%		20.40%
Location		Korea		Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It was added to associates in current period.		It was added to associates in current period.
Woori USD Treasury Target Return Bond FoF
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Asset Management Co. Ltd.		Woori Asset Management Co. Ltd.
Main business		Collective investment business		Collective investment business
Percentage of ownership		23.90%		0.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024
Woori Together TDF 2035
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Asset Management Co. Ltd.		Woori Asset Management Co. Ltd.
Main business		Collective investment business		Collective investment business
Percentage of ownership		22.50%		0.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024
Australia Green Energy 1st PEF
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Private Equity Asset Management Co., Ltd.		Woori Private Equity Asset Management Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		4.00%		4.00%	4.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024
Aarden Woori Apparel 1st Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Private Equity Asset Management Co., Ltd.		Woori Private Equity Asset Management Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		0.50%		0.50%	0.50%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024
Woori Dyno 1st Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Private Equity Asset Management Co., Ltd.		Woori Private Equity Asset Management Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		19.60%		19.60%	19.60%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024
NH Woori Dino Co-Investment NO.2 Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Private Equity Asset Management Co., Ltd.		Woori Private Equity Asset Management Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		5.10%		0.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024
KCLAVIS NPL Investment Trust NO 1-2
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Financial F&I Co., Ltd.		Woori Financial F&I Co., Ltd.
Main business		Collective investment business		Collective investment business
Percentage of ownership		35.90%		0.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024
KTB-KORUS FUND
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		37.50%		37.50%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024		Dec. 31, 2024
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It has been liquidating as of December 31, 2024.		It has been liquidating as of December 31, 2024.
KTB China Platform Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		0.00%		18.70%
Location		Korea		Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group classified it as an associate because it has significant influence as a general partner of the investment association.		The Group classified it as an associate because it has significant influence as a general partner of the investment association.
KTBN Venture Fund No.7
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		0.00%		20.10%
Location		Korea		Korea
Description of nature of entity's relationship with associate		In the event of liquidation, if the distribution payments made or to be made to the cooperative members are less than their contributions, an agreement has been made whereby the shortage will be covered, up to a certain amount within the investment, giving priority to specific shareholders over others.		In the event of liquidation, if the distribution payments made or to be made to the cooperative members are less than their contributions, an agreement has been made whereby the shortage will be covered, up to a certain amount within the investment, giving priority to specific shareholders over others.
KTBN Venture Fund No.8
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		21.70%		21.70%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024		Dec. 31, 2024
Description of nature of entity's relationship with associate		In the event of liquidation, if the distribution payments made or to be made to the cooperative members are less than their contributions, an agreement has been made whereby the shortage will be covered, up to a certain amount within the investment, giving priority to specific shareholders over others.		In the event of liquidation, if the distribution payments made or to be made to the cooperative members are less than their contributions, an agreement has been made whereby the shortage will be covered, up to a certain amount within the investment, giving priority to specific shareholders over others.
KTBN Digital Contents Korea Fund No.9
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		30.00%		30.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024		Dec. 31, 2024
Description of nature of entity's relationship with associate		In the event of liquidation, if the distribution payments made or to be made to the cooperative members are less than their contributions, an agreement has been made whereby the shortage will be covered, up to a certain amount within the investment, giving priority to specific shareholders over others.		In the event of liquidation, if the distribution payments made or to be made to the cooperative members are less than their contributions, an agreement has been made whereby the shortage will be covered, up to a certain amount within the investment, giving priority to specific shareholders over others.
KTBN Media Contents Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		15.00%		15.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024		Dec. 31, 2024
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group classified it as an associate because it has significant influence as a general partner of the investment association.		The Group classified it as an associate because it has significant influence as a general partner of the investment association.
KTB China Synergy Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		15.10%		15.10%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024		Dec. 31, 2024
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group classified it as an associate because it has significant influence as a general partner of the investment association.		The Group classified it as an associate because it has significant influence as a general partner of the investment association.
NAVER-KTB Audio Contents Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		1.00%		1.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024		Dec. 31, 2024
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group classified it as an associate because it has significant influence as a general partner of the investment association.		The Group classified it as an associate because it has significant influence as a general partner of the investment association.
KTBN Venture Fund No.13
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		19.60%		19.60%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024		Dec. 31, 2024
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group classified it as an associate because it has significant influence as a general partner of the investment association.		The Group classified it as an associate because it has significant influence as a general partner of the investment association.
KTBN Future Contents Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		13.30%		13.30%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024		Dec. 31, 2024
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group classified it as an associate because it has significant influence as a general partner of the investment association.		The Group classified it as an associate because it has significant influence as a general partner of the investment association.
KTBN Venture Fund No.16
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		10.30%		10.30%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024		Dec. 31, 2024
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group classified it as an associate because it has significant influence as a general partner of the investment association.		The Group classified it as an associate because it has significant influence as a general partner of the investment association.
KTBN Venture Fund No.18
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		10.10%		10.10%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024		Dec. 31, 2024
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group classified it as an associate because it has significant influence as a general partner of the investment association.		The Group classified it as an associate because it has significant influence as a general partner of the investment association.
KB-KTB Technology Venture Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		18.20%		18.20%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024		Dec. 31, 2024
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group classified it as an associate because it has significant influence as a general partner of the investment association.		The Group classified it as an associate because it has significant influence as a general partner of the investment association.
WOORI 2022 Scaleup Venture Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		20.00%		20.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024		Dec. 31, 2024
Woori 2022 Start-up Venture Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		30.10%		30.10%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024		Dec. 31, 2024
KTB-NHN China Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		0.00%		33.30%
Location		Korea		Korea
Financial statements as of				Dec. 31, 2024
KTBN GI Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		5.00%		5.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group classified it as an associate because it has significant influence as a general partner of the investment association.		The Group classified it as an associate because it has significant influence as a general partner of the investment association.
Chirochem
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Medical material Manufacturing		Medical material Manufacturing
Percentage of ownership		28.60%		28.60%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Godo Kaisha Oceanos 1
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Japanese Hotel Real Estate Private Equity Fund 1		Japanese Hotel Real Estate Private Equity Fund 1
Main business		Other financial services		Other financial services
Percentage of ownership		47.80%		47.80%	47.80%
Location		Japan		Japan
Financial statements as of		Oct. 31, 2024		Oct. 31, 2024
Woori Zip 1
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Japan Private Placement Real Estate Master Investment Trust No.2		Woori Japan Private Placement Real Estate Master Investment Trust No.2
Main business		Other financial services		Other financial services
Percentage of ownership		0.00%		62.40%	64.00%
Location		Japan		Japan
Woori Zip 2
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Japan Private Placement Real Estate Master Investment Trust No.2		Woori Japan Private Placement Real Estate Master Investment Trust No.2
Main business		Other financial services		Other financial services
Percentage of ownership		0.00%		62.80%	64.00%
Location		Japan		Japan
SJCO Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Aggregate transportation and wholesale		Aggregate transportation and wholesale
Percentage of ownership		29.80%		29.80%
Location		Korea		Korea
KG Fashion Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Manufacturing		Manufacturing
Percentage of ownership		20.80%		20.80%
Location		Korea		Korea
Financial statements as of		Nov. 30, 2024		Nov. 30, 2024
NH Woori New deal CoInvestment No1 Private Equity Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Financial Capital Co., Ltd., Woori Private Equity Asset Management Co., Ltd.		Woori Financial Capital Co., Ltd., Woori Private Equity Asset Management Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		19.50%		0.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024		Dec. 31, 2024
Woori Real Estate Investment No. 1 Limited Liability Company
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank, Woori card Co., Ltd., Woori Investment Securities Co., Ltd. and Woori Asset Management Corp.		Woori Bank, Woori card Co., Ltd., Woori Investment Securities Co., Ltd. and Woori Asset Management Corp.
Main business		Collective investment business		Collective investment business
Percentage of ownership		19.90%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024		Dec. 31, 2024
NH Woori Newdeal Growth Alpha Private Equity Fund 1 [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Securities Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.		Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Securities Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		32.90%		32.70%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024		Dec. 31, 2024
Woori BIG SATISFACTION SHINJONG MMF 3RD [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd., Woori Asset Management Corp.		Woori Venture Partners Co., Ltd., Woori Asset Management Corp.
Main business		Collective investment business		Collective investment business
Percentage of ownership		2.30%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024		Dec. 31, 2024
Woori Oncorp Corporate support of Major Industry General Type Private Investment Trust 2
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Investment Securities Co., Ltd. and Woori Asset Management Co., Ltd.		Woori Investment Securities Co., Ltd. and Woori Asset Management Co., Ltd.
Main business		Collective investment business		Collective investment business
Percentage of ownership		2.30%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024		Dec. 31, 2024
Woorinara ShortTerm Bond Securities Investment Trust Bond [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank and Woori Asset Management Co. Ltd.		Woori Bank and Woori Asset Management Co. Ltd.
Main business		Collective investment business		Collective investment business
Location		Korea		Korea
Woorinara New Growth TOP 20 Securities Investment Trust No 1 Stocks [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank and Woori Asset Management Co. Ltd.		Woori Bank and Woori Asset Management Co. Ltd.
Main business		Collective investment business		Collective investment business
Location		Korea		Korea
Woori Senior Loan Private Placement Investment Trust No.1
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Financial Capital Co., Ltd.		Woori bank and Woori Financial Capital Co., Ltd.
Main business		Collective investment business		Collective investment business
Percentage of ownership		21.70%		21.70%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024		Dec. 31, 2024
SAMJI TEXTILE CO.,LTD. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Wholesale and commodity brokerage		Wholesale and commodity brokerage
Percentage of ownership		29.80%		0.00%
Location		Korea		Korea
MARKETFARM CO., LTD. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Wholesale and commodity brokerage		Wholesale and commodity brokerage
Percentage of ownership		23.70%		0.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024		Dec. 31, 2024
ARAM CMC Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Manufacturing		Manufacturing
Percentage of ownership		20.10%		20.00%
Location		Korea		Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It was added to associates in current period.		It was added to associates in current period.
Rea Company [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Manufacturing		Manufacturing
Percentage of ownership		26.10%		24.50%
Location		Korea		Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It was added to associates in current period.		It was added to associates in current period.
Daishin Balance No18 Special Purpose Acquisition Company [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Kyesan Engineering Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Construction		Construction
Percentage of ownership		23.30%		23.30%
Location		Korea		Korea
Good Software Lap Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Service		Service
Percentage of ownership		29.40%		29.40%
Location		Korea		Korea
DAEA SNC Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Wholesale and retail sales		Wholesale and retail sales
Percentage of ownership		25.50%		25.50%
Location		Korea		Korea
PREXCO Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Manufacturing		Manufacturing
Percentage of ownership		28.10%		28.10%
Location		Korea		Korea
JiWon Plating Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Plating		Plating
Percentage of ownership		20.80%		20.80%
Location		Korea		Korea
Youngdong Sea Food Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Processed sea food manufacturing		Processed sea food manufacturing
Percentage of ownership		24.50%		24.50%
Location		Korea		Korea
KUM HWA Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Telecommunication equipment retail sales		Telecommunication equipment retail sales
Percentage of ownership		20.10%		20.10%	20.10%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024		Dec. 31, 2024
Jinmyung Plus Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Manufacturing		Manufacturing
Percentage of ownership		21.30%		21.30%
Location		Korea		Korea
Financial statements as of		Sep. 30, 2024		Sep. 30, 2024
JC Assurance No.2 Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Financial Capital Co., Ltd.		Woori bank and Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		23.40%		23.50%	23.50%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024		Dec. 31, 2024
Dream Company Growth no.1 PEF
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Financial Capital Co., Ltd.		Woori bank and Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		0.00%		27.80%
Location		Korea		Korea
HMS-Oriens 1st Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Financial Capital Co., Ltd.		Woori bank and Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		22.80%		22.80%	22.80%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024		Dec. 31, 2024
Genesis Eco No.1 Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Financial Capital Co., Ltd.		Woori bank and Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		29.00%		29.00%	29.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024		Dec. 31, 2024
Paratus Woori Material Component Equipment joint venture company
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Financial Capital Co., Ltd.		Woori bank and Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		29.90%		29.90%	29.90%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024		Dec. 31, 2024
Midas No. 8 Private Equity Joint Venture Company
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Financial Capital Co., Ltd.		Woori bank and Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		28.50%		28.50%	28.50%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024		Dec. 31, 2024
Orchestra Private Equity Fund IV
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Financial Capital Co., Ltd.		Woori bank and Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		28.20%		28.20%	28.20%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024		Dec. 31, 2024
Synaptic Green No.1 PEF
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Financial Capital Co., Ltd.		Woori bank and Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		21.10%		21.10%	21.10%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024		Dec. 31, 2024
IGEN2022No. 1 Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Financial Capital Co., Ltd.		Woori bank and Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		24.80%		24.80%	24.80%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024		Dec. 31, 2024
PCC-Woori LP Secondary Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Financial Capital Co., Ltd.		Woori bank and Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		38.90%		38.90%	38.80%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024		Dec. 31, 2024
Synaptic Future Growth Private Equity Fund 1
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Financial Capital Co., Ltd.		Woori bank and Woori Financial Capital Co., Ltd.
Main business		Other financial investment		Other financial investment
Percentage of ownership		23.80%		23.80%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024		Dec. 31, 2024
Woori BIG2 Plus Securities Investment Trust(Balanced Bond)
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank and Woori Asset Management Co. Ltd.		Woori Bank and Woori Asset Management Co. Ltd.
Main business		Collective investment business		Collective investment business
Percentage of ownership				14.10%	23.10%
Location		Korea		Korea
Woori-Q Corporate Restructuring Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank and Woori Private Equity Asset Management Co., Ltd.		Woori Bank and Woori Private Equity Asset Management Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		34.60%		32.40%	35.60%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024		Dec. 31, 2024
Description of nature of entity's relationship with associate		It was classified as an associate due to holding of voting rights according to the initial investment agreement ratio.		It was classified as an associate due to holding of voting rights according to the initial investment agreement ratio.
Woori-Shinyoung Growth-Cap Private Equity Fund I
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Securities Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.		Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Securities Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		35.00%		35.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2024		Dec. 31, 2024

[1]	The net asset equity amount is after the debt-for-equity swap, non-controlling etc.